ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Accrued Expenses and Other Current Liabilities
	As of December 31,
	2011	2012

Accrued welfare benefits	$507,458	$680,994
Accrued payroll	981,537	1,173,613
Advance from customers	1,252,647	1,881,043
Accrued service fees	2,983,743	5,218,850
Other tax payables	3,138,414	3,245,845
Acquisition payable	-	5,880,600
Others	625,995	195,420
	$9,489,794	$18,276,365